Accumulated Other Comprehensive Income (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total operating revenues	$ 7,588	$ 5,765
Interest expense, net	709	611
Other income, net (note 9)	145	93
Income tax expense (recovery)	(185)	6
Net income	1,009	561
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	22	123
Reclassification out of Accumulated Other Comprehensive Income [Member] | Losses (gain) on derivatives recognized as cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense (recovery)	(1)	(2)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Losses (gain) on derivatives recognized as cash flow hedges | Interest rate hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net	(2)	(1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net change in unrecognized pension and post-retirement benefit costs
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	25	126
Income tax expense (recovery)	1	2
Net income	24	124
Reclassification out of Accumulated Other Comprehensive Income [Member] | Actuarial losses (gains)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income, net (note 9)	10	24
Reclassification out of Accumulated Other Comprehensive Income [Member] | Amounts reclassified into obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and post-retirement benefits	$ 15	$ 102